Common and Preferred Stock, Additional Paid-In Capital and Dividends, Issuance of Common Stock and Warrants as Part of the December 2022 Public Equity Offering (Details) - USD ($)
$ / shares in Units, $ in Thousands
		12 Months Ended
	Dec. 06, 2022	Dec. 31, 2022
Class C Warrants [Member]
Issuance of Common Stock and Warrants [Abstract]
Exercise price (in dollars per share)	$ 2
Term of warrant		5 years
Warrants exercised (in shares)		0
Common Stock [Member]
Issuance of Common Stock and Warrants [Abstract]
Number of shares issued upon exercise of each warrant (in shares)	1
December 2022 Public Equity Offering [Member]
Issuance of Common Stock and Warrants [Abstract]
Units issued (in shares)	6,750,000
Offering price (in dollars per share)	$ 2
Gross proceeds from equity offering	$ 13,500
Placement agent fees, commissions and other offering expenses	$ 1,104
December 2022 Public Equity Offering [Member] | Class C Warrants [Member]
Issuance of Common Stock and Warrants [Abstract]
Number of warrants included in Unit (in shares)	1
December 2022 Public Equity Offering [Member] | Common Stock [Member]
Issuance of Common Stock and Warrants [Abstract]
Number of shares included in Unit (in shares)	1